Interim Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 13,516	$ 1,500	$ 9,134	$ 10,389	$ 15,016	$ 19,523
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization					23,126	21,710
Vessel impairment losses					8,497	0
Amortization of deferred financing costs					1,921	1,489
Amortization of original issue discount/ premium on repurchase of notes					2,282	405
Amortization of intangible asset/ liability-charter agreements					355	947
Share based compensation					1,282	858
Changes in operating assets and liabilities:
Decrease/ (increase) in accounts receivable and other assets					182	(1,746)
Increase in inventories					(476)	(194)
(Decrease)/ increase in accounts payable and other liabilities					(5,154)	789
Decrease in related parties' balances, net					(3,460)	(6,367)
Decrease in deferred revenue					(4,968)	(788)
Unrealized foreign exchange gain					1	10
Net cash provided by operating activities					38,604	36,636
Cash flows from investing activities:
Acquisition of vessels					(23,060)	(18,496)
Cash paid for vessel expenditures					(1,385)	(6,776)
Advances for vessel acquisitions and other additions					(1,279)	0
Cash paid for drydockings					(7,189)	(696)
Advances from sale of vessels					4,119	0
Net cash used in investing activities					(28,794)	(25,968)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes					19,193	0
Repurchase of 2022 Notes, including premium					(57,822)	0
Proceeds from drawdown of credit facilities					47,000	13,000
Repayment of credit facilities					(33,912)	(26,546)
Repayment of refinanced debt					(44,366)	0
Deferred financing costs paid					(969)	(322)
Proceeds from offering of Class A common shares, net of offering costs					(76)	0
Proceeds from offering of Series B preferred shares, net of offering costs					4,982	0
Series B Preferred Shares - dividends paid					(1,790)	(1,532)
Net cash used in financing activities					(67,760)	(15,400)
Net decrease in cash and cash equivalents and restricted cash					(57,950)	(4,732)
Cash and cash equivalents and restricted cash at beginning of the year		$ 147,636		$ 90,072	147,636	90,072	$ 90,072
Cash and cash equivalents and restricted cash at end of the year	$ 89,686		$ 85,340		89,686	85,340	$ 147,636
Supplementary Cash Flow Information:
Cash paid for interest					33,098	34,895
Non-cash investing activities:
Unpaid dry docking expenses					482	0
Unpaid vessel expenditures					$ 2,823	$ 0